Consolidated Statements of Income and of Comprehensive Income R$ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020 BRL (R$) R$ / shares		Sep. 30, 2019 BRL (R$) R$ / shares		Sep. 30, 2020 BRL (R$) R$ / shares		Sep. 30, 2019 BRL (R$) R$ / shares		Dec. 31, 2019 BRL (R$) R$ / shares		Dec. 31, 2018 BRL (R$) R$ / shares		Dec. 31, 2017 BRL (R$) R$ / shares
Profit (loss) [abstract]
Net revenue from services rendered	R$ 1,277,745		R$ 944,038		R$ 3,493,231		R$ 2,341,100		R$ 3,595,772		R$ 2,054,549		R$ 1,283,616
Net income from financial instruments at amortized cost and at fair value through other comprehensive income	189,527		26,513		298,585		204,023		199,947		114,442		79,380
Net income from financial instruments at fair value through profit or loss	633,465		385,373		1,964,691		891,390		1,332,089		789,462		543,654
Total revenue and income	2,100,737		1,355,924		5,756,507		3,436,513		5,127,808		2,958,453		1,906,650
Operating costs	(706,020)		(444,958)		(1,864,062)		(1,118,967)		(1,606,060)		(941,246)		(579,880)
Selling expenses	(38,322)	[1]	(30,104)	[1]	(94,367)	[1]	(82,419)	[1]	(155,115)		(96,075)		(32,881)
Administrative expenses	(809,596)		(481,605)		(2,077,587)		(1,294,039)		(1,891,481)		(1,176,805)		(649,585)
Other operating income (expenses), net	97,801		7,358		84,986		118,487		153,357		(31,289)		(7,704)
Interest expense on debt	(11,585)		(24,481)		(46,385)		(62,631)		(84,400)		(72,310)		(61,093)
Share of profit or (loss) in joint ventures and associates	(564)		0		(564)		0
Income before income tax	632,451		382,134		1,758,528		996,944		1,544,109		640,728		575,507
Income tax expense	(91,167)		(121,336)		(279,427)		(297,646)		(454,625)		(175,398)		(151,966)
Net income for the year	541,284		260,798		1,479,101		699,298		1,089,484		465,330		423,541
Items that can be subsequently reclassified to income
Foreign exchange variation of investees located abroad	6,900		15,191		76,575		12,126		6,823		18,645		2,034
Gains (losses) on net investment hedge	(7,531)		(13,911)		(80,370)		(11,829)		(7,133)		(17,495)		(2,386)
Changes in the fair value of financial assets at fair value through other comprehensive income	(45,072)		(8,118)		(33,914)		986		698		4,160		210
Other comprehensive income (loss) for the year, net of tax	(45,703)		(6,838)		(37,709)		1,283		388		5,310		(142)
Total comprehensive income for the year	495,581		253,960		1,441,392		700,581		1,089,872		470,640		423,399
Net income attributable to:
Owners of the Parent company	540,434		257,814		1,475,613		692,011		1,080,484		461,440		413,874
Non-controlling interest	850		2,984		3,488		7,287		9,000		3,890		9,667
Total comprehensive income attributable to:
Owners of the Parent company	494,731		250,976		1,437,904		693,294		1,080,872		466,750		413,732
Non-controlling interest	R$ 850		R$ 2,984		R$ 3,488		R$ 7,287		R$ 9,000		R$ 3,890		R$ 9,667
Earnings per share from total income attributable to the ordinary equity holders of the company
Basic earnings per share | (per share)	R$ 0.9794		R$ 0.5063		R$ 2.6742		R$ 1.3589		R$ 2.1125	[2]	R$ 0.9358	[2]	R$ 0.8535	[2]
Diluted earnings per share | (per share)	R$ 0.9710		R$ 0.5063		R$ 2.6534		R$ 1.3589		R$ 2.1115	[2]	R$ 0.9358	[2]	R$ 0.8535	[2]

[1]	Selling expenses refers to advertising and publicity.
[2]	The basic and diluted earnings per common share are in effect with the reverse share split occurred on November 30, 2019.